Fees Summary	Sep. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 18,638,054.37
Previously Paid Amount	0.00
Total Fee Amount	2,573.92
Total Offset Amount	0.00
Net Fee	$ 2,573.92
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	false